Share-based payment	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Based Payment [Abstract]
Share-based payment

Note 31     Share-based payment

The Group has established different stock awards programs and other share-based payment plans to incentivize the directors, executive officers and employees, enabling them to benefit from the increased market capitalization of the Company.

During 2018, GeoPark announced the 2018 Equity Incentive Plan (the “Plan”) to motivate and reward those employees, directors, consultants and advisors of the Group to perform at the highest level and to further the best interests of the Company and its shareholders. This Plan is designed as a master plan, with a 10-year term, and embraces all equity incentive programs that the Company decides to implement throughout such term. The maximum number of shares available for issuance under the Plan is 5,000,000 Shares.

In 2020, a share-based compensation program for employees was approved for approximately 800,000 shares, to vest in 2023. On February 17, 2023, the Compensation Committee reviewed the Group’s results and the performance conditions established in the program and approved 152,030 shares to be delivered to participants, due to the fact that, throughout the vesting period, the performance conditions included in the program were only partially achieved and, to a lesser extent, the Group had lower hirings than estimated and not all the beneficiaries continued being employees at the vesting date.

On March 8, 2022, the Company’s Board of Directors approved a pool of approximately 215,000 shares oriented for retention of key employees and new hires bonuses, under the Stock Awards Program. Vesting of the plan is in a three-years period from the grant date.

During 2022, the Company’s Board of Directors, based on the recommendation of the Compensation Committee, approved a Long-Term Incentive program (“LTIP”) for executive officers. Main characteristics of the program are:

●	All executive officers are eligible.
●	Grants are awarded annually to executive officers.
●	The components of the Program are the following:
-	20% Time-based Restricted Share Units (RSUs) vesting ratably in three equal installments on each of the first three anniversaries of the grant date;
-	35% Relative Performance Share Units based on relative total shareholder return (TSR) and measured over three-year performance period relative to peer group; and
-	45% Absolute Performance Share Units (PSUs) based on absolute total shareholder return (TSR) and measured over three-year performance period.

In February 2023, 246,110 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”) as a consequence of the vesting of the first tranche of the abovementioned plan, and the Compensation Committee approved a new grant effective as of February 14, 2023, of 197,197 shares to vest during a three-year period.

In December 2022, the Company’s Board of Directors, based on the recommendation of the Compensation Committee, approved a Long-Term Incentive program for employees and new hirings. Main characteristics of the program are:

●	All employees (non-top management) and new hirings are eligible.
●	3-year program, with a grant date of January 2, 2023, or the date on which the employees are hired.
●	The components of the program are the following:
-	30% Time-based RSUs: vesting annually ratably in three equal installments;
-	30% Company Performance: measured over three-year performance period (December 2022-December 2025); and
-	40% Absolute Performance Shares: share price at the date of vesting must be higher than the share price at the date of grant or date of hiring.
●	The vesting date of the Performance Shares (Company and Absolute) will be on January 2, 2026.

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net profit/loss
	beginning	in the year	forfeited	exercised	year end	2023	2022	2021

Year of issuance	No. of Shares					Amounts in US$ '000
2023	—	795,412	(105,695)	—	689,717	1,452	—	—
2022	191,400	12,000	(6,112)	(9,444)	187,844	990	619	—
2020	405,919		(253,889)	(61,980)	90,050	—	1,691	862
Subtotal	597,319	807,412	(365,696)	(71,424)	967,611	2,442	2,310	862
Shares granted to Non-Executive Directors	—	99,590	—	(99,590)	—	1,133	1,041	861
Shares granted to Executive Directors (a)	375,937	—	—	(359,271)	16,666	126	3,560	800
VCP (b)	—	—	—	—	—	—	2,016	4,098
LTIP for executives	571,984	268,129	—	(248,825)	591,288	3,627	2,111	—
	1,545,240	1,175,131	(365,696)	(779,110)	1,575,565	7,328	11,038	6,621
(a)	Includes compensation agreements from CEO transition.
(b)	The plan named Value Creation Plan (“VCP”), oriented to key management, was approved in 2019. The performance metrics were not achieved to execute this program and is not currently in place.

The awards that are forfeited correspond to employees that had left the Group before vesting date.